Consolidated Financial Highlights	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investment Company [Abstract]
Consolidated Financial Highlights

(10)   Consolidated Financial Highlights

The following are the financial highlights (dollar amounts in thousands, except per share amounts):

	For the Nine Months Ended
	September 30, 2023	September 30, 2022
Per Share Data:(1)
Net asset value, beginning of period	$19.81	$20.91
Net investment income (loss)	2.00	1.49
Net unrealized and realized gain (loss)(2)	0.43	(0.98)
Net increase (decrease) in net assets resulting from operations	2.43	0.51
Dividends declared	(1.67)	(1.42)
Total increase (decrease) in net assets	0.76	(0.91)
Net asset value, end of period	$20.57	$20.00
Shares outstanding, end of period	72,018,635	65,352,831
Total return based on net asset value(3)	12.56%	2.43%
Ratio/Supplemental Data (all amounts in thousands except ratios and shares):
Net assets, end of period	$1,481,472	$1,307,150
Weighted average shares outstanding	71,361,910	60,169,337
Ratio of net expenses to average net assets(4)	10.75%	6.70%
Ratio of expenses before waivers to average net assets(4)	12.30%	8.26%
Ratio of net investment income to average net assets(4)	13.83%	9.95%
Ratio of total contributed capital to total committed capital, end of period	86.48%	80.94%
Asset coverage ratio	185.87%	185.74%
Portfolio turnover rate	5.71%	13.10%
(1)	The per share data was derived by using the weighted average shares outstanding during the period.
(2)	For the nine months ended September 30, 2023 and September 30, 2022, the amount shown does not correspond with the aggregate amount for the period as it includes the effect of the timing of capital transactions.
(3)	Total return (not annualized) is calculated assuming a purchase of Common Stock at the opening of the first day of the period and a sale on the closing of the last business day of the period. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Company’s DRIP.
(4)	Amounts are annualized except for incentive fees, and expense support amounts relating to organization and offering costs.

(11)	Consolidated Financial Highlights

The following are the financial highlights (dollar amounts in thousands, except per share amounts):

	For the Year Ended
	December 31, 2022	December 31, 2021	December 31, 2020
Per Share Data:(1)
Net asset value, beginning of period	$20.91	$20.08	$20.00
Net investment income (loss)	2.08	2.34	1.41
Net unrealized and realized gain (loss)(2)	(1.26)	0.52	(0.28)
Net increase (decrease) in net assets resulting from operations	0.82	2.86	1.13
Dividends declared	(1.92)	(2.07)	(1.30)
Issuance of common stock	—	0.04	0.25
Total increase (decrease) in net assets	(1.10)	0.83	0.08
Net asset value, end of period	$19.81	$20.91	$20.08
Shares outstanding, end of period	70,536,678	56,838,027	15,024,425
Total return based on net asset value(3)	3.99%	14.83%	7.07%
Ratio/Supplemental Data (all amounts in thousands except ratios and shares):
Net assets, end of period	$1,397,305	$1,188,587	$301,620
Weighted average shares outstanding(4)	61,676,363	31,159,302	7,559,426
Ratio of net expenses to average net assets	7.99%	6.77%	7.02%
Ratio of expenses before waivers to average net assets	9.55%	8.26%	8.20%
Ratio of net investment income to average net assets	9.97%	10.55%	6.62%
Ratio of total contributed capital to total committed capital, end of period	86.48%	88.87%	20.57%
Asset coverage ratio	191.19%	195.10%	190.35%
Portfolio turnover rate	14.87%	27.18%	31.11%
(1)	The per share data was derived by using the weighted average shares outstanding during the period.
(2)	For the year ended December 31, 2022, December 31, 2021, and December 31, 2020, the amount shown does not correspond with the aggregate amount for the period as it includes the effect of the timing of capital transactions.
(3)	Total return is calculated assuming a purchase of common stock at the opening of the first day of the period and a sale on the closing of the last business day of the period. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at prices obtained under the Company’s dividend reinvestment plan.
(4)	For the year ended December 31, 2020, weighted average shares outstanding was calculated for the period from February 5, 2020, the date of first external issuance of shares through December 31, 2020.